INCOME TAX (CREDIT)/EXPENSE (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 13,851	$ 10,196	$ 5,390
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	9,953	8,471	3,019
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	2,538	345	277
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 1,360	$ 1,380	$ 2,094